SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure Summary Of Significant Accounting Policies Tables Abstract
Schedule of Intangible assets

December 31, 2018	Gross Carrying Value	Accumulated Amortization and Impairment
Intellectual property	$1,000	$1,000
Patents	14,320	14,320

December 31, 2017	Gross Carrying Value	Accumulated Amortization
Intellectual property	$1,000	$800
Patents	14,320	14,320

Calculation of diluted net loss per share

	March 31, 2019	December 31, 2018

Options to purchase shares of common stock	29,887	29,887
Series A convertible preferred stock	50,000,000	50,000,000
Total potentially dilutive shares	50,029,265	50,029,265

_____________

* Options to purchase shares are calculated in accordance with employment agreements.

**Total potentially dilutive shares reflect a 10 for 1 conversion into common shares per its designation.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	Year Ended December 31,
	2018	2017
Options to purchase shares of common stock	29,887	14,265
Series A convertible preferred stock	50,000,000	50,000,000
Total potentially dilutive shares	50,029,887	50,014,265